Income Taxes - Additional Information (Details) - USD ($) $ in Thousands			12 Months Ended
	Apr. 01, 2023	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating Loss Carryforwards [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	25.00%	19.00%	23.50%	19.00%
Effective Income Tax Rate Reconciliation, Tax Credit, Percent			14.50%
Domestic Tax Authority
Operating Loss Carryforwards [Line Items]
Unrecognized tax benefits			$ 0	$ 0
Foreign Tax Authority
Operating Loss Carryforwards [Line Items]
Unrecognized tax benefits			0	$ 0
US State
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards			60,300
Operating loss unlimited carryforward amount			$ 29,200
United Kingdom
Operating Loss Carryforwards [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			25.00%
Operating loss carryforwards			$ 125,200
United States
Operating Loss Carryforwards [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			21.00%
Operating loss carryforwards			$ 33,500
Operating loss unlimited carryforward amount			27,700
Switzerland | Maximum
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards			$ 100